UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          February 1, 2003
-----------------------     --------------------------      ------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total: $115,711,595



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

MILBANK WINTHROP & CO.

DISCRETIONARY OWNERSHIP FOR 13F
AS OF DECEMBER 31, 2002




(ITEM 1)                   (ITEM 2)    (ITEM 3)   (ITEM 4)    (ITEM 5)       (ITEM 6)     (ITEM 7)            (ITEM 8)
                                                                            INVESTMENT                     VOTING AUTHORITY
                                                                            DISCRETION                         (SHARES)
NAME                       TITLE                  FAIR        SHARES OR                    SHARED
OF                         OF          CUSIP      MARKET      PRINCIPAL  SOLE   SHARED     OTHER          SOLE     SHARED   NONE
ISSUER                     CLASS       NUMBER     VALUE       AMOUNT     (A)    (B)        (C)     MGR    (A)      (B)      (C)
------                     -----       ------     -----       ------     ---    ---        ---     ---    ---      ---      ---

3M COMPANY                 COMMON      88579Y101  1,525,838    12,375    X                                12,375   0        0
ABBOTT LABS                COMMON      002824100    225,320     5,633    X                                 5,633   0        0
ADVANCED VIRAL RESH C      COMMON      007928104        856    10,700    X                                10,700   0        0
AEGON N V - ORD AMER       COMMON      007924103    138,051    10,760    X                                10,760   0        0
AFLAC INC                  COMMON      001055102  3,418,259   113,488    X                               113,488   0        0
AMERICAN EXPRESS CO        COMMON      025816109  4,000,772   113,176    X                               113,176   0        0
AMERICAN INTL GROUP I      COMMON      026874107  2,359,933    40,794    X                                40,794   0        0
AOL TIME WARNER            COMMON      00184A105  2,200,800   168,000    X                               168,000   0        0
AT & T WIRELESS            COMMON      00209A106    136,272    24,119    X                                24,119   0        0
AT&T CORP COM NEW          COMMON      001957505    339,383    12,998    X                                12,998   0        0
BANK NEW YORK INC          COMMON      064057102    252,970    10,558    X                                10,558   0        0
BELLSOUTH CORP             COMMON      079860102  1,718,182    66,416    X                                66,416   0        0
BELO CORPORATION           COMMON      080555105  1,812,200    85,000    X                                85,000   0        0
BERKSHIRE HATHAWAY IN      COMMON      084670108    945,750        13    X                                    13   0        0
BP AMOCO ADS               COMMON      055622104  1,950,346    47,979    X                                47,979   0        0
BRIGGS & STRATTON COR      COMMON      109043109    431,495    10,160    X                                10,160   0        0
BRISTOL MYERS SQUIBB       COMMON      110122108  1,725,925    74,554    X                                74,554   0        0
CARNIVAL CORP CL A         COMMON      143658102  2,599,790   104,200    X                               104,200   0        0
CATERPILLAR INC            COMMON      149123101    223,845     4,896    X                                 4,896   0        0
CHEVRONTEXACO CORPORA      COMMON      166764100  1,009,831    15,190    X                                15,190   0        0
CHUBB CORP                 COMMON      171232101  2,736,846    52,430    X                                52,430   0        0
CISCO SYS INC              COMMON      17275R102    217,316    16,589    X                                16,589   0        0
CITIGROUP INC.             COMMON      172967101  4,350,434   123,627    X                               123,627   0        0
COCA COLA CO               COMMON      191216100  1,435,190    32,737    X                                32,737   0        0
COMCAST CORP NEW COM       COMMON      20030N101    495,536    21,024    X                                21,024   0        0
DEERE & CO                 COMMON      244199105  1,228,780    26,800    X                                26,800   0        0
DISNEY WALT PRODTNS        COMMON      254687106    225,111    13,802    X                                13,802   0        0
DOVER CORP                 COMMON      260003108  2,437,776    83,600    X                                83,600   0        0
DU PONT E I DE NEMOUR      COMMON      263534109    276,363     6,518    X                                 6,518   0        0
EMERSON ELEC CO            COMMON      291011104    324,118     6,374    X                                 6,374   0        0
EXXON MOBIL CORPORATI      COMMON      30231G102  8,163,137   233,633    X                               233,633   0        0
FEDERAL HOME LOAN MTG      COMMON      313400301  1,919,125    32,500    X                                32,500   0        0
FEDERAL NAT MORTGAGE       COMMON      313586109  1,643,632    25,550    X                                25,550   0        0
GANNETT INC DEL            COMMON      364730101    286,410     3,989    X                                 3,989   0        0
GENERAL ELECTRIC COMP      COMMON      369604103  3,723,018   152,896    X                               152,896   0        0
GILLETTE CO                COMMON      375766102    489,859    16,135    X                                16,135   0        0
INTEL CORP                 COMMON      458140100    313,720    20,149    X                                20,149   0        0
INTERNATIONAL BUSINES      COMMON      459200101    552,497     7,129    X                                 7,129   0        0
INTERPUBLIC GROUP COS      COMMON      460690100    713,166    50,651    X                                50,651   0        0
JEFFERSON PILOT CORP       COMMON      475070108    228,660     6,000    X                                 6,000   0        0
JOHNSON & JOHNSON          COMMON      478160104  2,686,252    50,014    X                                50,014   0        0
LEHMAN BROS HLDGS INC      COMMON      524908100    405,004     7,600    X                                 7,600   0        0
LIBERTY MEDIA CORP SE      COMMON      530718105  2,253,810   252,104    X                               252,104   0        0
MCGRAW HILL INC            COMMON      580645109    232,271     3,843    X                                 3,843   0        0
MEDIA GENERAL INC. CL      COMMON      584404107  4,885,925    81,500    X                                81,500   0        0
MELLON FINL CORP           COMMON      58551A108    316,714    12,130    X                                12,130   0        0
MEMBERWORKS INC            COMMON      586002107    867,895    48,270    X                                48,270   0        0
MERCK & CO                 COMMON      589331107  4,113,452    72,663    X                                72,663   0        0
MICROSOFT CORP             COMMON      594918104    535,095    10,350    X                                10,350   0        0
MOTOROLA INC               COMMON      620076109    176,486    20,403    X                                20,403   0        0
NESTLE SA SPONSORED A      COMMON      641069406    317,856     6,000    X                                 6,000   0        0
NORTHERN TRUST CORP        COMMON      665859104  1,088,443    31,054    X                                31,054   0        0
NUI HLDG CO                COMMON      629431107    340,143    19,707    X                                19,707   0        0
ORACLE CORP                COMMON      68389X105    765,590    70,888    X                                70,888   0        0
PEPSICO INC                COMMON      713448108    313,695     7,430    X                                 7,430   0        0
PFIZER INC                 COMMON      717081103  1,849,240    60,492    X                                60,492   0        0
PHARMACIA CORP             COMMON      71713U102    325,538     7,788    X                                 7,788   0        0
PHILIP MORRIS COS INS      COMMON      718154107  2,557,078    63,091    X                                63,091   0        0
POTASH CORP SASK INC       COMMON      73755L107  3,395,706    53,400    X                                53,400   0        0
PROCTER & GAMBLE CO        COMMON      742718109  3,470,429    40,382    X                                40,382   0        0
PROVIDIAN FINL CORP        COMMON      74406A102    131,747    20,300    X                                20,300   0        0
QUALCOMM INC               COMMON      747525103    422,852    11,620    X                                11,620   0        0
REGIS CORP MINN            COMMON      758932107  6,524,140   251,025    X                               251,025   0        0
ROYAL DUTCH PETRO-NY       COMMON      780257804  2,063,305    46,872    X                                46,872   0        0
SBC COMMUNICATIONS, I      COMMON      78387G103    200,804     7,407    X                                 7,407   0        0
SCHLUMBERGER               COMMON      806857108  1,039,539    24,698    X                                24,698   0        0
SIGMA ALDRICH CORP         COMMON      826552101  3,720,680    76,400    X                                76,400   0        0
TRAVELERS PPTY CAS CO      COMMON      89420G406    159,934    10,917    X                                10,917   0        0
TYCO INTL LTD NEW          COMMON      902124106  2,037,200   119,274    X                               119,274   0        0
U S BANCORP                COMMON      902973304    584,675    27,553    X                                27,553   0        0
VERIZON COMMUNICATION      COMMON      92343V104    201,268     5,194    X                                 5,194   0        0
VIACOM INC CL B            COMMON      925524308  4,103,187   100,667    X                               100,667   0        0
VODAFONE GROUP PLC         COMMON      92857W100    740,528    40,868    X                                40,868   0        0
WACHOVIA GROUP             COMMON      929903102    557,532    15,300    X                                15,300   0        0
WELLS FARGO NEW            COMMON      949746101  1,151,783    24,574    X                                24,574   0        0
WILMINGTON TR CORP         COMMON      971807102  1,884,960    59,500    X                                59,500   0        0
WORLD ACCESS INC           COMMON      98141A101          0    26,105    X                                26,105   0        0
WYETH                      COMMON      983024100    201,810     5,396    X                                 5,396   0        0
ZEMEX CDA CORP             COMMON      988910105     94,414    18,733    X                                18,733   0        0
ZIMMER HLDGS INC           COMMON      98956P102    218,105     5,253    X                                 5,253   0        0

TOTAL                                           115,711,595  3,679,907                                 3,679,907







00146.0001 #380601